Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities [Abstract]
Net income (loss)	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ 85,723	$ 2,598	$ (29,112)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity (earnings) loss from unconsolidated subsidiary									54	(496)	(530)
Deferred income taxes									9,970	7,032	(9,197)
Loss on modification and extinguishment of debt									2,474	23,309	9,246
Distributions from unconsolidated subsidiary									2,131	0	0
Changes in operating assets and liabilities [Abstract]
Other assets									(4,119)	(2,599)	(1,134)
Payable to related parties									2,378	(10,126)	(17,163)
Net cash flows provided by operating activities									241,080	179,053	152,764
Cash Flows from Investing Activities [Abstract]
Distributions received from unconsolidated subsidiary									3,103	0	0
Investment in Horizon I Limited equity certificates	(5,700)								(5,747)	0	0
Net cash flows used in investing activities									(853,453)	(430,413)	(123,271)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	295,150	0
Repayment of unsecured borrowings									0	(375,000)	0
Debt modification and extinguishment costs									301	(17,396)	(3,153)
Debt issuance costs									(3,619)	(1,464)	(2,552)
Shares issued									19,624	0	0
Shares repurchased									0	(57,286)	(40,257)
Net cash flows provided by financing activities									436,733	95,658	131,747
Cash and cash equivalents at beginning of period				329,105				517,964	329,105	517,964
Cash and cash equivalents at end of period	180,211				329,105				180,211	329,105	517,964
Cash paid during the year for [Abstract]
Taxes									4,163	2,155	460
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income (loss)									85,723	2,598	(29,112)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity (earnings) loss from subsidiaries									(90,175)	(35,208)	24,385
Equity (earnings) loss from unconsolidated subsidiary									54	(496)	(530)
Deferred income taxes									(673)	1,852	(12,139)
Amortization of debt discount and other									1,742	1,931	1,982
Loss on modification and extinguishment of debt									0	19,655	0
Distributions from unconsolidated subsidiary									2,131	0	0
Changes in operating assets and liabilities [Abstract]
Payable to subsidiaries									(104,303)	6,144	(162,229)
Other assets									(709)	(1,121)	476
Payable to related parties									506	(683)	856
Accrued and other liabilities									(477)	(9,478)	12,622
Net cash flows provided by operating activities									(106,181)	(14,806)	(163,689)
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries									(8,986)	0	0
Distributions received from subsidiaries									25,792	0	0
Distributions received from unconsolidated subsidiary									3,103	0	0
Advances of notes receivable to subsidiaries									(265,311)	(48,335)	(40,172)
Repayment of notes receivable from subsidiaries									223,925	144,718	334,556
Investment in Horizon I Limited equity certificates									(5,747)	0	0
Net cash flows used in investing activities									(27,224)	96,383	294,384
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	295,150	0
Repayment of unsecured borrowings									0	(375,000)	0
Debt modification and extinguishment costs									0	(16,287)	0
Debt issuance costs									0	(917)	0
Shares issued									19,624	0	0
Shares repurchased									0	(57,286)	(40,257)
Net cash flows provided by financing activities									19,624	(154,340)	(40,257)
Net increase (decrease) in cash and cash equivalents									(113,781)	(72,763)	90,438
Cash and cash equivalents at beginning of period				$ 157,014				$ 229,777	157,014	229,777	139,339
Cash and cash equivalents at end of period	$ 43,233				$ 157,014				43,233	157,014	229,777
Cash paid during the year for [Abstract]
Interest									36,425	41,883	46,032
Taxes									0	0	0
Noncash Investing Activities [Abstract]
Capital contribution to subsidiaries									7	109,391	207,340
Distributions from subsidiaries									3,386	76,451	55,039
Intercompany sale of subsidiaries									$ 39,605	$ 0	$ 0